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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number         811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:              November 30

Date of reporting period:             July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Papp Investment Trust

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, President
Date	July 22, 2010

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Ametek, Inc.	AME	31100100	04/28/10	Election of Directors	Issuer	Yes	For	For
Ametek, Inc.	AME	31100100	04/28/10	Ratification of Auditors	Issuer	Yes	For	For
Expeditors Int'l of Washington	EXPD	302130109	05/05/10	Election of Directors	Issuer	Yes	For	For
Expeditors Int'l of Washington	EXPD	302130109	05/05/10	Approval and ratify of the 2010 Stock Option Plan	Issuer	Yes	For	For
Expeditors Int'l of Washington	EXPD	302130109	05/05/10	Ratification of Auditors	Issuer	Yes	For	For
TETRA Technologies Inc.	TTI	88162F105	05/05/10	Election of Directors	Issuer	Yes	For	For
TETRA Technologies Inc.	TTI	88162F105	05/05/10	Ratification of Auditors	Issuer	Yes	For	For
TETRA Technologies Inc.	TTI	88162F105	05/05/10	Amended and Restated 2007 Equity Incentive Compensation Plan	Issuer	Yes	For	For
Express Scripts, Inc.	ESRX	302182100	05/05/10	Election of Directors	Issuer	Yes	For	For
Express Scripts, Inc.	ESRX	302182100	05/05/10	Ratification of Auditors	Issuer	Yes	For	For
Express Scripts, Inc.	ESRX	302182100	05/05/10	Stockholder proposal regarding Report on Political Contributions	Security Holder	Yes	Against	For
Express Scripts, Inc.	ESRX	302182100	05/05/10	Stockholder proposal regarding Independent Board Chair	Security Holder	Yes	Against	For
Whiting Petroleum Corp.	WLL	966387102	05/06/10	Election of Directors	Issuer	Yes	For	For
Whiting Petroleum Corp.	WLL	966387102	05/06/10	Increase number of authorized shares of common stock	Issuer	Yes	For	For
Whiting Petroleum Corp.	WLL	966387102	05/06/10	Ratification of Auditors	Issuer	Yes	For	For
FMC Technologies, Inc.	FTI	30249U101	05/07/10	Election of Directors	Issuer	Yes	For	For
FMC Technologies, Inc.	FTI	30249U101	05/07/10	Ratification of Auditors	Issuer	Yes	For	For
FMC Technologies, Inc.	FTI	30249U101	05/07/10	Vote on majority voting	Security Holder	Yes	Against	For
Dentsply International Inc	XRAY	249030107	05/11/10	Election of Directors	Issuer	Yes	For	For
Dentsply International Inc	XRAY	249030107	05/11/10	Ratification of Auditors	Issuer	Yes	For	For
Dentsply International Inc	XRAY	249030107	05/11/10	Proposal to approve the Dentsply Int'l 2010 Equity Incentive Plan	Issuer	Yes	For	For
Forest Oil Corp.	FST	346091705	05/12/10	Election of Directors	Issuer	Yes	For	For
Forest Oil Corp.	FST	346091705	05/12/10
Proposal to approve an amendment to the 2007 Stock Incentive Plan to add 4M shares available for issuance pursuant to awards under the plan.  Further restrict the ability to reprice or exchange underwater options or stock appreciation rights For our shareholder approval and provide that payments in connection with a corporate change are not triggered prior to the consummation of a transaction constituting such corporate change.
					Issuer	Yes	For	For
Forest Oil Corp.	FST	346091705	05/12/10	Ratification of Auditors	Issuer	Yes	For	For
Medco Health Solutions Inc.	MHS	58405U102	05/12/10	Election of Directors	Issuer	Yes	For	For
Medco Health Solutions Inc.	MHS	58405U102	05/12/10	Ratification of Auditors	Issuer	Yes	For	For
Medco Health Solutions Inc.	MHS	58405U102	05/12/10	Permit shareholders to call special meetings	Issuer	Yes	For	For
State Street Corp	STT	857477103	05/19/10	Election of Directors	Issuer	Yes	Against	Against
State Street Corp	STT	857477103	05/19/10	Approval a non-binding advisory proposal on executive compensation	Issuer	Yes	Against	Against
State Street Corp	STT	857477103	05/19/10	Ratification of Auditors	Issuer	Yes	Against	Against
State Street Corp	STT	857477103	05/19/10	Separation of the roles of Chairman and CEO	Security Holder	Yes	For	Against
State Street Corp	STT	857477103	05/19/10	Review of pay disparity	Security Holder	Yes	For	Against
Stericycle, Inc.	SRCL	858912108	05/19/10	Election of Directors	Issuer	Yes	For	For
Stericycle, Inc.	SRCL	858912108	05/19/10	Ratification of Auditors	Issuer	Yes	For	For
Fiserv, Inc.	FISV	337738108	05/26/10	Election of Directors	Issuer	Yes	For	For
Fiserv, Inc.	FISV	337738108	05/26/10	Ratification of Auditors	Issuer	Yes	For	For
Informatica Corporation	INFA	45666Q102	06/15/10	Election of Directors	Issuer	Yes	For	For
Informatica Corporation	INFA	45666Q102	06/15/10	Ratification of Auditors	Issuer	Yes	For	For
PetSmart, Inc.	PETM	716768106	06/16/10	Election of Directors	Issuer	Yes	For	For
PetSmart, Inc.	PETM	716768106	06/16/10	Ratification of Auditors	Issuer	Yes	For	For
PetSmart, Inc.	PETM	716768106	06/16/10	Executive Short-term Incentive Plan	Issuer	Yes	For	For